Loan and Lease Operations Portfolio - Summary of Finance Lease Income (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of quantitative information about leases for lessor [abstract]
Financial Income	R$ 612
Variable payments	39
Total	R$ 651